Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 7.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$150	$ 141,916
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	81	80,906
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	56	50,881
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	353	329,553
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	536,130
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	307,507
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	144	143,213
Series 2021-A, Class B, 2.87%, 5/15/26(1)	520	507,326
Series 2021-A, Class C, 4.59%, 5/15/26(1)	155	147,115
Series 2022-A, Class B, 9.52%, 12/15/26(1)	842	839,636
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	244,127
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	81	74,006
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	341,520
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	81,507
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	662,234
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	61	58,533
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	325,986
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	52,009
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	79,492
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	340,086
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	87,487
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	325,651
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	171	155,946
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	225	187,629
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	177	152,335
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	253,768
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	241	231,996
Series 2021-3, Class B, 0.76%, 2/26/29(1)	233	222,967
Security	Principal Amount (000's omitted)	Value
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	$221	$ 217,548
Series 2022-C, Class A, 6.56%, 2/15/30(1)	730	729,955
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	82	63,051
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	168	137,210
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	195	183,123
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	472	423,664
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	53	46,207
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	53	47,114
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	96	80,235
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	114	96,991
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	196	153,260
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	506	449,430
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	100	85,975
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	100	95,857
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	385	319,944
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	637	561,240
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	235	233,533
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	495	470,942
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	91,981
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	464	454,007
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	320,772
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	90,479
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,634,725
Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	193,321
Series 2022-2, Class C, 9.36%, 10/9/29(1)	125	122,584
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	87	86,616
Series 2021-2, 3.00%, 1/25/29(1)	357	333,657
Series 2021-3, Class A, 1.15%, 5/15/29(1)	651	631,372
Series 2021-5, Class A, 1.53%, 8/15/29(1)	528	510,324
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	157	147,599
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	272	229,976
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	44	43,524
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	159	129,859
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	179	138,080

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$924	$ 820,475
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	215	207,235
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	511	465,539
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	257	235,508
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,130	2,103,980
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	188,477
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	342	304,068
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	302	243,456
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	550	434,956
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	97	81,840
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	203	180,437
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	283	263,447
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	256	197,557
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	732	666,075
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	163	148,638
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	33	32,656
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	225	219,558
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	91,253
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	452	418,092
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	88	86,212
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/15/43(1)	77	75,724
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	291	277,729
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	613,593
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	194,456
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	377	306,532
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	214	157,880
Total Asset-Backed Securities (identified cost $28,043,927)		$25,530,990

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 4.031%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$90	$ 89,936
Series 2021-1A, Class M1B, 4.481%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	155	151,545
Series 2021-1A, Class M1C, 5.231%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	150	145,440
Series 2021-2A, Class M1A, 3.481%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	433	430,061
Series 2021-3A, Class A2, 3.281%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	215	199,278
Series 2021-3A, Class M1B, 3.681%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	162,949
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	422	368,791
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 5.834%, (1 mo. USD LIBOR + 2.75%), 5/25/23(1)(3)	100	97,794
Eagle Re, Ltd., Series 2021-2, Class M1C, 5.731%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	145,885
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 4.134%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	52	51,837
Series 2019-DNA3, Class B2, 11.234%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	85	83,372
Series 2019-DNA3, Class M2, 5.134%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	368	363,299
Series 2019-DNA4, Class M2, 5.034%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	30	29,844
Series 2019-HQA2, Class B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	65	63,862
Series 2019-HQA4, Class B1, 6.034%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	20	19,400
Series 2020-DNA6, Class B1, 5.281%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	23,528
Series 2020-HQA2, Class B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	41	39,195
Series 2021-DNA3, Class M1, 3.031%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	123	121,204
Series 2022-DNA2, Class M1A, 3.581%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	327	321,238
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 8.334%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	111	114,220
Series 2014-C02, Class 2M2, 5.684%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	44	43,979
Series 2014-C03, Class 2M2, 5.984%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	60	60,914
Series 2014-C04, Class 1M2, 7.984%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	189	194,496
Series 2018-R07, Class 1M2, 5.484%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	31	31,151

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R01, Class 2B1, 7.434%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	$55	$ 55,362
Series 2019-R02, Class 1B1, 7.234%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	55	55,138
Series 2019-R02, Class 1M2, 5.384%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	3	2,949
Series 2019-R03, Class 1B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	55	54,957
Series 2019-R05, Class 1B1, 7.184%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	80	80,377
Series 2019-R06, Class 2B1, 6.834%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	330	325,935
Series 2019-R07, Class 1B1, 6.484%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	109	106,385
Series 2020-R02, Class 2B1, 6.084%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	405	368,191
Series 2021-R01, Class 1B2, 8.281%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	143	128,966
Series 2021-R02, Class 2B1, 5.581%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	10,980
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	273	254,457
Home Re, Ltd.:
Series 2018-1, Class M2, 6.084%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	329	324,119
Series 2021-1, Class M1B, 4.634%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	251	249,414
Series 2021-1, Class M2, 5.934%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	150	135,402
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 6.684%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(3)	46	46,081
Total Collateralized Mortgage Obligations (identified cost $5,740,414)		$5,551,931

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$695	$ 540,607
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	248,071
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	360,723
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 6.443%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	156	146,257
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 3.738%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	718	707,400
Series 2019-XL, Class B, 3.898%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	280	273,755
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class B, 3.768%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	$666	$ 625,874
Series 2021-VOLT, Class C, 3.918%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	204	189,296
Series 2021-VOLT, Class D, 4.468%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	702	654,036
CSMC, Series 2022-NWPT, Class A, 5.989%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	190	190,256
Extended Stay America Trust:
Series 2021-ESH, Class A, 3.898%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	231	223,714
Series 2021-ESH, Class C, 4.518%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	596	574,506
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,261,666
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	241,539
Series KSG1, Class A2, 1.503%, 9/25/30	278	223,419
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	510,433
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	179,170
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	545	509,686
Series 2018-M13, Class A2, 3.867%, 9/25/30(2)	1,410	1,343,944
Series 2019-M1, Class A2, 3.666%, 9/25/28(2)	420	399,006
Series 2019-M22, Class A2, 2.522%, 8/25/29	523	464,157
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	843,999
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	498,612
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 6.334%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	228	217,106
Series 2020-01, Class M10, 6.834%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	525	492,536
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 3.968%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	989	965,128
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	62,984
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	10,498
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(5)	685	680,959
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(5)	79	78,270
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(3)(5)	169	165,799
Series 2019-BPR, Class A, 4.468%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	473	461,077
Series 2019-BPR, Class B, 5.168%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(3)(5)	187	180,368
Series 2019-BPR, Class C, 6.118%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(3)(5)	100	95,050

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	$618	$ 496,720
VMC Finance, LLC:
Series 2021-HT1, Class A, 4.643%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	389	378,581
Series 2021-HT1, Class B, 7.493%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	753	724,400
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	450	373,497
Total Commercial Mortgage-Backed Securities (identified cost $18,467,437)		$ 16,593,099

Common Stocks — 55.6%

Security	Shares	Value
Auto Components — 0.3%
Aptiv PLC(6)	13,400	$ 1,048,014
		$ 1,048,014
Banks — 1.6%
PNC Financial Services Group, Inc. (The)	16,600	$ 2,480,372
Wells Fargo & Co.	76,500	3,076,830
		$ 5,557,202
Beverages — 2.6%
Coca-Cola Co. (The)	93,600	$ 5,243,472
PepsiCo, Inc.	24,600	4,016,196
		$9,259,668
Biotechnology — 1.4%
AbbVie, Inc.	37,600	$5,046,296
		$5,046,296
Capital Markets — 2.8%
Intercontinental Exchange, Inc.	40,600	$3,668,210
S&P Global, Inc.	8,500	2,595,475
Stifel Financial Corp.	37,300	1,936,243
Tradeweb Markets, Inc., Class A	32,403	1,828,177
		$10,028,105
Chemicals — 1.5%
Ecolab, Inc.	18,000	$2,599,560
FMC Corp.	25,100	2,653,070
		$5,252,630
Security	Shares	Value
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	17,116	$ 2,742,154
		$ 2,742,154
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	60,000	$ 2,278,200
		$ 2,278,200
Electric Utilities — 2.1%
Constellation Energy Corp.	30,900	$ 2,570,571
NextEra Energy, Inc.	61,700	4,837,897
		$7,408,468
Electrical Equipment — 0.8%
AMETEK, Inc.	23,500	$2,665,135
		$2,665,135
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	24,400	$2,692,784
		$2,692,784
Energy Equipment & Services — 0.5%
Baker Hughes Co.	92,600	$1,940,896
		$1,940,896
Entertainment — 0.5%
Electronic Arts, Inc.	16,000	$1,851,360
		$1,851,360
Equity Real Estate Investment Trusts (REITs) — 1.0%
EastGroup Properties, Inc.	10,200	$1,472,268
Lamar Advertising Co., Class A	23,900	1,971,511
		$3,443,779
Food & Staples Retailing — 1.9%
Sysco Corp.	36,100	$2,552,631
Walmart, Inc.	31,300	4,059,610
		$6,612,241
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(6)	91,500	$3,543,795
Intuitive Surgical, Inc.(6)	11,400	2,136,816
		$5,680,611
Health Care Providers & Services — 1.2%
Elevance Health, Inc.	9,500	$4,315,280
		$4,315,280

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., Class A	14,500	$ 2,032,030
		$ 2,032,030
Insurance — 1.8%
Allstate Corp. (The)	35,400	$ 4,408,362
W.R. Berkley Corp.	31,500	2,034,270
		$ 6,442,632
Interactive Media & Services — 2.9%
Alphabet, Inc., Class C(6)	108,300	$ 10,413,045
		$10,413,045
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(6)	75,780	$8,563,140
		$8,563,140
IT Services — 2.3%
Automatic Data Processing, Inc.	17,000	$3,845,230
Visa, Inc., Class A	24,500	4,352,425
		$8,197,655
Life Sciences Tools & Services — 2.4%
Danaher Corp.	17,100	$4,416,759
Thermo Fisher Scientific, Inc.	7,918	4,015,931
		$8,432,690
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.	25,000	$2,033,750
		$2,033,750
Multi-Utilities — 1.2%
Sempra Energy	27,800	$4,168,332
		$4,168,332
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	47,200	$3,355,448
Eli Lilly & Co.	11,200	3,621,520
		$6,976,968
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp.	26,100	$2,410,335
TransUnion	39,300	2,337,957
		$4,748,292
Security	Shares	Value
Real Estate Management & Development — 0.8%
FirstService Corp.	22,500	$ 2,677,725
		$ 2,677,725
Road & Rail — 0.8%
Union Pacific Corp.	14,500	$ 2,824,890
		$ 2,824,890
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	25,100	$ 3,497,434
Lam Research Corp.	5,700	2,086,200
Texas Instruments, Inc.	20,151	3,118,972
		$8,702,606
Software — 5.9%
Black Knight, Inc.(6)	32,900	$2,129,617
Fair Isaac Corp.(6)	5,500	2,266,055
Intuit, Inc.	6,052	2,344,060
Microsoft Corp.	53,493	12,458,520
VMware, Inc., Class A	17,300	1,841,758
		$21,040,010
Specialty Retail — 1.5%
Home Depot, Inc. (The)	10,600	$2,924,964
TJX Cos., Inc. (The)	41,400	2,571,768
		$5,496,732
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	92,288	$12,754,202
		$12,754,202
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(6)	26,030	$3,492,445
		$3,492,445
Total Common Stocks (identified cost $157,439,368)		$196,819,967

Corporate Bonds — 17.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	291	$ 275,774
6.33%, 7/15/29	335	312,559

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Basic Materials (continued)
South32 Treasury, Ltd., 4.35%, 4/14/32(1)		306	$ 263,746
			$ 852,079
Communications — 1.0%
AT&T, Inc.:
3.50%, 9/15/53		44	$ 29,390
3.55%, 9/15/55		235	154,853
3.65%, 6/1/51		517	350,682
3.65%, 9/15/59		53	34,449
3.80%, 12/1/57		266	180,246
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)(7)		124	107,132
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		1,105	799,985
Comcast Corp.:
2.887%, 11/1/51		446	280,040
2.937%, 11/1/56		456	272,976
Level 3 Financing, Inc., 3.75%, 7/15/29(1)		35	25,718
Netflix, Inc., 3.625%, 5/15/27	EUR	100	92,542
Nokia Oyj:
4.375%, 6/12/27		347	313,232
6.625%, 5/15/39		395	366,773
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)		185	142,220
SES S.A., 5.30%, 4/4/43(1)		109	83,373
T-Mobile USA, Inc.:
2.25%, 11/15/31		64	48,346
2.55%, 2/15/31		147	116,597
			$3,398,554
Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust, 4.40%, 9/22/23		92	$88,338
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		768	722,561
5.75%, 4/20/29(1)		21	18,360
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(7)		146	116,421
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		234	203,988
6.875%, 11/1/35		39	32,674
7.60%, 7/15/37		165	129,287
Brunswick Corp., 5.10%, 4/1/52		90	62,610
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		104	102,554
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)		300	291,377
4.75%, 10/20/28(1)		460	429,053
Dick's Sporting Goods, Inc., 4.10%, 1/15/52(7)		748	463,722
Ford Motor Co., 4.75%, 1/15/43		45	29,927
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	200	$ 176,989
General Motors Co., 5.60%, 10/15/32	292	261,026
General Motors Financial Co., Inc., 4.30%, 4/6/29	438	381,146
Hyatt Hotels Corp.:
1.30%, 10/1/23	149	143,400
1.80%, 10/1/24	61	57,244
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	417	335,337
4.375%, 1/15/31(1)(7)	70	57,412
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	30	16,936
MDC Holdings, Inc., 2.50%, 1/15/31	61	40,834
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	336	251,998
5.141%, 3/15/52(1)	511	372,380
		$4,785,574
Consumer, Non-cyclical — 1.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$175,811
4.25%, 11/1/29(1)	384	335,550
Avantor Funding, Inc., 4.625%, 7/15/28(1)	329	293,517
Avon Products, Inc., 8.45%, 3/15/43	33	32,025
Block Financial, LLC, 3.875%, 8/15/30	575	491,836
Centene Corp.:
2.50%, 3/1/31	372	281,199
3.375%, 2/15/30	199	163,115
4.25%, 12/15/27	257	235,624
4.625%, 12/15/29	36	32,434
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	189,440
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	188,292
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	243,969
CVS Pass-Through Trust, 6.036%, 12/10/28	295	293,163
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	8	7,632
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	383,672
Ford Foundation (The), 2.415%, 6/1/50	435	269,746
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(7)	414	341,513
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	288	227,972
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	305	248,935
Royalty Pharma PLC, 3.55%, 9/2/50	332	207,718
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	237,287
3.00%, 10/15/30(1)	77	59,554
5.20%, 4/1/29(1)	45	42,097
		$4,982,101

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Energy — 0.4%
NuStar Logistics, L.P.:
6.00%, 6/1/26	439	$ 402,783
6.375%, 10/1/30	137	117,528
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	486	413,559
5.00%, 1/31/28(1)	743	655,612
		$ 1,589,482
Financial — 8.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.875%, 8/14/24	150	$141,184
3.50%, 1/15/25	222	208,841
4.50%, 9/15/23	291	286,962
6.50%, 7/15/25	175	174,809
Affiliated Managers Group, Inc., 3.30%, 6/15/30	225	186,179
Agree, L.P., 2.00%, 6/15/28	122	98,463
Air Lease Corp.:
2.875%, 1/15/26	355	318,123
2.875%, 1/15/32	119	89,860
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)(7)	60	51,837
American Assets Trust, L.P., 3.375%, 2/1/31	84	66,836
American National Group, Inc., 6.144%, 6/13/32(1)	70	65,348
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	286,483
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	458	416,591
Banco de Chile, 2.99%, 12/9/31(1)	289	224,803
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	400	331,388
5.294%, 8/18/27	600	565,920
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	830	712,883
1.898% to 7/23/30, 7/23/31(8)	227	169,414
1.922% to 10/24/30, 10/24/31(8)	288	213,452
2.087% to 6/14/28, 6/14/29(8)	379	308,284
2.299% to 7/21/31, 7/21/32(8)	379	283,726
2.456% to 10/22/24, 10/22/25(8)	949	888,943
2.551% to 2/4/27, 2/4/28(8)	522	454,650
3.846% to 3/8/32, 3/8/37(8)	1,478	1,194,418
4.827% to 7/22/25, 7/22/26(8)	609	595,810
BankUnited, Inc., 5.125%, 6/11/30(7)	147	137,195
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	235,001
5.125% to 1/18/28, 1/18/33(1)(8)	500	414,504
BNP Paribas S.A., 7.75% to 8/16/29(1)(9)	220	203,566
Boston Properties, L.P., 2.45%, 10/1/33	750	529,251
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	261	$ 193,881
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	420	367,233
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	17,703
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	256	214,372
3.75%, 7/28/26	122	112,946
4.20%, 10/29/25	190	182,891
4.927% to 5/10/27, 5/10/28(8)	352	335,708
CI Financial Corp.:
3.20%, 12/17/30	477	346,384
4.10%, 6/15/51	269	160,589
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(8)	228	208,440
2.572% to 6/3/30, 6/3/31(8)	453	356,947
3.106% to 4/8/25, 4/8/26(8)	285	267,325
3.785% to 3/17/32, 3/17/33(8)	510	428,172
3.887% to 1/10/27, 1/10/28(8)	205	188,892
4.00% to 12/10/25(8)(9)	310	261,950
5.61% to 9/29/25, 9/29/26(8)	458	455,791
Corporate Office Properties, L.P., 2.90%, 12/1/33	226	156,916
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	270	258,987
Enact Holdings, Inc., 6.50%, 8/15/25(1)	461	441,327
EPR Properties:
3.75%, 8/15/29	516	399,208
4.50%, 6/1/27(7)	376	325,100
Extra Space Storage, L.P., 2.55%, 6/1/31	293	225,725
GA Global Funding Trust, 2.25%, 1/6/27(1)	677	587,218
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	696	510,579
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	531	454,762
2.64% to 2/24/27, 2/24/28(8)	150	130,315
2.65% to 10/21/31, 10/21/32(8)	286	219,548
3.102% to 2/24/32, 2/24/33(8)	91	72,388
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	871	700,053
3.75%, 9/15/30(1)	158	115,225
6.00%, 4/15/25(1)(7)	283	266,839
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(8)	508	427,456
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	449	347,935
5.00%, 7/15/28(1)	161	138,788
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	618	523,300
2.739% to 10/15/29, 10/15/30(8)	185	150,657
4.586% to 4/26/32, 4/26/33(8)	131	118,068

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
4.851% to 7/25/27, 7/25/28(8)	594	$ 570,960
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	210,462
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	71,190
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	289	223,839
Life Storage, L.P., 2.40%, 10/15/31	382	287,269
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	630	462,465
3.624%, 6/3/30(1)	255	206,701
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	301	285,097
Newmark Group, Inc., 6.125%, 11/15/23	134	132,201
OneMain Finance Corp.:
3.50%, 1/15/27(7)	594	463,877
7.125%, 3/15/26	58	52,371
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	53	37,868
Radian Group, Inc.:
4.875%, 3/15/27	483	428,822
6.625%, 3/15/25	37	36,110
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	72	59,149
3.875%, 3/1/31(1)	485	352,316
Sabra Health Care, L.P., 3.20%, 12/1/31	465	342,292
SITE Centers Corp., 3.625%, 2/1/25	259	245,078
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(8)	255	226,400
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	200	187,598
1.456% to 1/14/26, 1/14/27(1)(8)	226	191,581
1.822% to 11/23/24, 11/23/25(1)(8)	236	214,219
Stifel Financial Corp., 4.00%, 5/15/30	266	229,363
Sun Communities Operating, L.P.:
2.30%, 11/1/28	141	113,328
2.70%, 7/15/31	237	179,445
4.20%, 4/15/32	328	275,183
Swedbank AB, 5.337%, 9/20/27(1)	403	390,989
Synchrony Bank, 5.625%, 8/23/27	616	590,663
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	250	232,884
Synovus Financial Corp.:
3.125%, 11/1/22	156	155,751
5.90% to 2/7/24, 2/7/29(8)	35	34,462
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	207,008
Toronto-Dominion Bank (The), 3.57%, (SOFR + 0.59%), 9/10/26(3)	292	282,462
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	409	364,681
UBS AG, 1.25%, 6/1/26(1)	331	285,632
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	359	$ 261,473
4.375% to 2/10/31(1)(8)(9)	219	144,430
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	200	148,945
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(8)	249	227,134
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	223	163,619
		$ 30,099,659
Government - Multinational — 1.9%
Asian Development Bank, 3.125%, 9/26/28	540	$507,760
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	444,749
European Investment Bank:
1.625%, 5/13/31	925	774,040
2.375%, 5/24/27	1,026	949,564
2.875%, 6/13/25(1)	1,892	1,823,449
Inter-American Development Bank, 0.875%, 4/3/25	377	346,054
International Bank for Reconstruction & Development:
3.11%, (SOFR + 0.13%), 1/13/23(3)	621	621,051
3.125%, 11/20/25	1,200	1,157,502
International Finance Corp., 3.07%, (SOFR + 0.09%), 4/3/24(3)	246	245,977
		$6,870,146
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	720	$672,492
		$672,492
Industrial — 0.6%
Imola Merger Corp., 4.75%, 5/15/29(1)	264	$223,349
Jabil, Inc.:
3.00%, 1/15/31	881	697,069
3.60%, 1/15/30	493	412,532
Owens Corning, 3.95%, 8/15/29	631	565,525
Valmont Industries, Inc.:
5.00%, 10/1/44	55	46,513
5.25%, 10/1/54	340	294,615
		$2,239,603
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$582,031
		$582,031
Technology — 0.4%
DXC Technology Co., 2.375%, 9/15/28(7)	228	$186,501

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	380	$ 305,687
2.70%, 10/15/28	151	110,606
Seagate HDD Cayman:
3.375%, 7/15/31	435	304,689
4.091%, 6/1/29	320	257,359
5.75%, 12/1/34	180	143,316
		$ 1,308,158
Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	675	$517,394
American Water Capital Corp., 2.30%, 6/1/31	41	32,557
Avangrid, Inc., 3.15%, 12/1/24	141	134,933
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	136,749
Enel Finance International N.V., 1.375%, 7/12/26(1)	567	479,684
MidAmerican Energy Co.:
3.15%, 4/15/50	215	146,770
4.25%, 7/15/49	300	250,718
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	307,539
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	32,631
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	180,129
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	664	577,082
		$2,796,186
Total Corporate Bonds (identified cost $71,389,736)		$60,176,065

Preferred Stocks — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 9.126%, (3 mo. USD LIBOR + 5.643%)(3)(7)	9,964	$ 192,604
		$ 192,604
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,079	$ 222,343
Series A2, 6.375%	12,000	221,760
		$ 444,103
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	21,600	$ 399,600
6.25%	2,200	45,628
		$ 445,228
Total Preferred Stocks (identified cost $1,453,801)		$ 1,081,935

Senior Floating-Rate Loans(10) — 0.4%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$319	$ 290,639
Ziggo Financing Partnership, Term Loan, 5.318%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	310,317
		$ 600,956
IT Services — 0.0%(11)
Asurion, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$59	$ 50,107
		$ 50,107
Software — 0.1%
Hyland Software, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$129	$ 125,024
Seattle Spinco, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	69	68,037
Ultimate Software Group, Inc. (The), Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 5/4/26	245	233,978
		$427,039
Specialty Retail — 0.1%
Petsmart, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$398	$377,593
		$377,593
Total Senior Floating-Rate Loans (identified cost $1,541,171)		$1,455,695

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 183,061
1.00%, 10/1/26	1,526	1,342,020
Total Sovereign Government Bonds (identified cost $1,742,023)		$ 1,525,081

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(12)	$450	$ 461,452
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	333,097
New York City, NY, 5.206%, 10/1/31(12)	470	470,169
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	251,732
		$ 1,516,450
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 372,786
2.484%, 6/1/27	290	261,522
2.534%, 6/1/28	360	317,247
2.584%, 6/1/29	200	172,552
2.984%, 6/1/33	220	179,201
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(12)	300	308,016
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(12)	575	596,666
		$2,207,990
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$114,413
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	138,841
Green Bonds, 2.184%, 9/1/31	140	112,347
Green Bonds, 2.264%, 9/1/32	125	98,560
Green Bonds, 2.344%, 9/1/33	135	104,973
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	115,670
Green Bonds, 1.701%, 5/1/31	130	102,224
Green Bonds, 1.951%, 5/1/34	75	55,745
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,440	$ 1,177,387
		$ 2,020,160
Total Taxable Municipal Obligations (identified cost $6,731,796)		$ 5,744,600

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$69	$ 68,279
2.668%, 8/1/24	240	232,516
2.738%, 8/1/25	240	229,045
3.435%, 8/1/34	220	194,874
3.485%, 8/1/35	125	110,445
3.585%, 8/1/37	225	194,094
U.S. International Development Finance Corp.:
3.22%, 9/15/29	329	312,794
3.52%, 9/20/32	315	299,779
Total U.S. Government Agencies and Instrumentalities (identified cost $1,813,191)		$1,641,826

U.S. Government Agency Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$93	$ 85,507
Federal National Mortgage Association:
4.00%, 30-Year, TBA(13)	10,594	9,816,803
4.50%, 30-Year, TBA(13)	3,101	2,948,924
5.00%, 30-Year, TBA(13)	1,883	1,829,672
Pool #AN1909, 2.68%, 7/1/26	343	320,553
Pool #BM3990, 4.00%, 3/1/48	262	247,009
Pool #FM1867, 3.00%, 11/1/49	269	236,319
Pool #FM6803, 2.00%, 4/1/51	233	190,275
Pool #MA3149, 4.00%, 10/1/47	304	286,455
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	310	265,377
Pool #CB8629, 2.50%, 4/20/51	472	404,042
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $17,308,211)		$16,630,936

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 8.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$ 61,384
1.375%, 8/15/50	497	288,066
1.875%, 2/15/41	481	340,956
1.875%, 2/15/51	296	196,077
1.875%, 11/15/51	368	243,527
2.00%, 11/15/41	795	569,496
2.00%, 8/15/51	338	231,028
2.25%, 5/15/41	3,172	2,399,906
2.25%, 2/15/52	523	380,156
3.00%, 8/15/52	211	182,152
3.375%, 8/15/42(7)	1,628	1,475,121
U.S. Treasury Notes:
0.125%, 1/15/24	131	124,189
0.125%, 2/15/24	52	49,126
0.25%, 3/15/24	1,022	963,914
0.25%, 6/30/25	89	79,897
0.375%, 10/31/23	109	104,510
0.375%, 4/15/24	345	324,879
0.375%, 9/30/27	166	138,526
0.75%, 11/15/24	105	97,576
0.875%, 11/15/30	54	43,035
1.00%, 7/31/28	155	130,594
1.125%, 1/15/25	301	280,483
1.125%, 2/29/28	1,356	1,164,094
1.25%, 12/31/26	1,384	1,229,597
1.25%, 3/31/28	581	501,090
1.25%, 4/30/28	1,022	879,519
1.25%, 6/30/28	303	259,751
1.375%, 9/30/23	271	263,346
1.375%, 10/31/28	33	28,277
1.375%, 11/15/31	612	497,405
1.50%, 1/31/27	152	136,289
1.625%, 5/15/31	107	89,847
1.875%, 2/28/27	3,887	3,540,450
1.875%, 2/15/32	674	571,268
2.125%, 3/31/24	2,650	2,566,463
2.625%, 4/15/25	310	297,757
2.75%, 4/30/27	139	131,208
2.75%, 7/31/27	210	197,777
2.75%, 8/15/32(7)	509	465,496
2.875%, 4/30/29	4,465	4,169,194
3.125%, 8/31/27(7)	1,146	1,099,444
3.125%, 8/31/29	441	418,640
3.25%, 8/31/24(7)	659	647,159
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 9/30/29	$465	$ 463,002
Total U.S. Treasury Obligations (identified cost $31,869,869)		$ 28,321,671

Short-Term Investments — 3.2%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(14)	6,979,706	$ 6,979,706
Total Affiliated Fund (identified cost $6,979,706)		$ 6,979,706
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(15)	4,476,401	$ 4,476,401
Total Securities Lending Collateral (identified cost $4,476,401)		$ 4,476,401
Total Short-Term Investments (identified cost $11,456,107)		$ 11,456,107
Total Investments — 105.2% (identified cost $354,997,051)		$372,529,903
Other Assets, Less Liabilities — (5.2)%		$(18,572,844)
Net Assets — 100.0%		$353,957,059

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $59,757,831 or 16.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

(7)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $4,341,878 and the total market value of the collateral received by the Fund was $4,476,401, comprised of cash.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Amount is less than 0.05%.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(15)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	95,428	EUR	95,149	State Street Bank and Trust Company	11/30/22	$1,809	$ —
						$1,809	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	37	Long	12/30/22	$7,599,453	$(111,668)
U.S. 10-Year Treasury Note	2	Long	12/20/22	224,125	(11,517)
U.S. Long Treasury Bond	57	Long	12/20/22	7,205,156	(494,692)
U.S. Ultra-Long Treasury Bond	30	Long	12/20/22	4,110,000	(384,350)
U.S. 5-Year Treasury Note	(29)	Short	12/30/22	(3,117,726)	7,876
U.S. Ultra 10-Year Treasury Note	(96)	Short	12/20/22	(11,374,500)	721,827
U.S. Ultra-Long Treasury Bond	(5)	Short	12/20/22	(685,000)	64,068
					$(208,456)

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
In the normal course of pursing its objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended September 30, 2022, the Fund used futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $8,641,229, which represents 2.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR +0.70%), 11/15/34	$685,150	$ —	$ —	$ —	$(4,142)	$ 680,959	$ 9,099	$ 685,000
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	78,896	—	—	—	(627)	78,270	1,798	79,000
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	168,469	—	—	—	(2,361)	165,799	4,680	169,000
Series 2019-BPR, Class A, 4.468%, (1 mo. USD LIBOR+ 1.65%), 5/15/36	533,095	—	(66,412)	—	(5,606)	461,077	9,382	472,588
Series 2019-BPR, Class B, 5.168%, (1 mo. USD LIBOR+ 2.35%), 5/15/36	178,500	—	—	—	1,788	180,368	4,492	187,000
Series 2019-BPR, Class C, 6.118%, (1 mo. USD LIBOR + 3.30%), 5/15/36	91,069	—	—	—	3,981	95,050	3,123	100,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	232,492	44,420,856	(44,654,312)	971	(7)	—	1,243	—
Liquidity Fund, Institutional Class(1)	—	47,913,795	(40,934,089)	—	—	6,979,706	34,751	6,979,706
Total				$971	$(6,974)	$8,641,229	$68,568

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP SRI Balanced Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$25,530,990	$ —	$25,530,990
Collateralized Mortgage Obligations	—	5,551,931	—	5,551,931
Commercial Mortgage-Backed Securities	—	16,593,099	—	16,593,099
Common Stocks	196,819,967(1)	—	—	196,819,967
Corporate Bonds	—	60,176,065	—	60,176,065
Preferred Stocks	1,081,935	—	—	1,081,935
Senior Floating-Rate Loans	—	1,455,695	—	1,455,695
Sovereign Government Bonds	—	1,525,081	—	1,525,081
Taxable Municipal Obligations	—	5,744,600	—	5,744,600
U.S. Government Agencies and Instrumentalities	—	1,641,826	—	1,641,826
U.S. Government Agency Mortgage-Backed Securities	—	16,630,936	—	16,630,936
U.S. Treasury Obligations	—	28,321,671	—	28,321,671
Short-Term Investments:
Affiliated Fund	6,979,706	—	—	6,979,706
Securities Lending Collateral	4,476,401	—	—	4,476,401
Total Investments	$209,358,009	$163,171,894	$ —	$372,529,903
Forward Foreign Currency Exchange Contracts	$ —	$1,809	$ —	$1,809
Futures Contracts	793,771	—	—	793,771
Total	$210,151,780	$163,173,703	$ —	$373,325,483
Liability Description
Futures Contracts	$(1,002,227)	$ —	$ —	$(1,002,227)
Total	$(1,002,227)	$ —	$ —	$(1,002,227)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Investment Valuation— Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.